7. Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments
December 31,	Rent Expense
2018	$21,630
2019	14,420
Thereafter	–

December 31,	Rent Expense
2018	$42,840
2019	14,420
Thereafter	–